Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Software development costs	$ 24,059,802	$ 25,169,509	$ 20,351,460	$ 19,500,575
Goodwill, impairment loss	$ 0